Note 13 - Other Income - Other Income (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal and state government subsidies	$ 20,000	$ 42,713
Rental income	153,904	137,219
Other income	2,198	2,054
Sundry income	5,739,912	0
Other Nonoperating Income (Expense)	$ 5,916,014	$ 181,986